UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06062

The Thai Capital Fund, Inc.
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended March 31, 2013 is filed herewith.

Consolidated Portfolio of Investments (unaudited)

As of March 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—97.5%
COMMON STOCKS—97.5%
BUILDING MATERIALS—1.0%(a)
248,500	Dynasty Ceramic PCL	$528,965

CHEMICALS—2.0%(a)
442,200	PTT Global Chemical PCL	1,053,302

COMMERCIAL BANKS—20.6%(a)
421,400	Bangkok Bank PCL	3,206,615
702,000	Bank of Ayudhya PCL	829,681
217,200	Kasikornbank PCL	1,547,834
342,000	Kiatnakin Bank PCL	779,002
2,790,600	Krung Thai Bank PCL	2,371,623
22,422,800	TMB Bank PCL	1,968,811
		10,703,566
COMMERCIAL SERVICES & SUPPLIES—3.6%(a)
1,362,700	Bangkok Expressway PCL	1,853,819

DIVERSIFIED TELECOMMUNICATION SERVICES—7.4%(a)
327,900	Advanced Info Service PCL	2,649,094
577,500	Jasmine International PCL	129,611
493,400	Samart Corp. PCL	469,184
488,000	Thaicom PCL*	589,697
		3,837,586
ELECTRIC UTILITIES—0.6%
119,700	Glow Energy PCL	303,491

ENGINEERING & CONSTRUCTION—8.8%
251,500	Airports of Thailand PCL(a)	1,054,323
1,962,100	CH Karnchang PCL(a)	1,626,894
2,028,900	Sino Thai Engineering & Construction PCL	1,922,554
		4,603,771
FOOD PRODUCTS—2.7%(a)
855,400	Charoen Pokphand Foods PCL	965,418
203,240	Thai Union Frozen Products PCL	440,431
		1,405,849
HEALTHCARE PROVIDERS & SERVICES—4.1%(a)
235,000	Bangkok Dusit Medical Services PCL	1,315,562
274,200	Bumrungrad Hospital PCL	806,152
		2,121,714
HOLDING COMPANIES-DIVERSIFIED OPERATIONS—6.2%(a)
195,300	Siam Cement PCL	3,208,583

HOME BUILDERS—6.4%(a)
4,622,400	Land and Houses PCL	2,026,575
8,939,200	Quality Houses PCL	1,328,420
		3,354,995
LODGING—3.1%(a)
1,226,600	Central Plaza Hotel PCL	1,596,082

METAL FABRICATE/HARDWARE—0.7%(a)
113,500	STP & I PCL	357,255

See Notes to Consolidated Portfolio of Investments.

OIL, GAS & CONSUMABLE FUELS—8.5%(a)
245,100	PTT PCL	$2,718,876
779,700	Thai Oil PCL	1,711,121
		4,429,997
REAL ESTATE—10.1%(a)
1,398,600	Amata Corp PCL	1,145,455
324,900	Central Pattana PCL	1,056,184
3,295,400	Hemaraj Land and Development PCL	476,429
459,200	SC Asset Corp PCL	510,679
2,432,100	Ticon Industrial Connection PCL	2,048,614
		5,237,361
RETAIL—11.7%(a)
1,398,900	CP ALL PCL	2,188,865
2,213,200	Minor International PCL	1,819,319
312,000	Robinson Department Store PCL	817,703
1,387,750	Siam Global House PCL	992,890
16,000	Siam Makro PCL	288,254
		6,107,031
	Total Long-Term Investments—97.5% (cost $40,967,621)	50,703,367
	Total Investments—97.5% (cost $40,967,621) (b)	50,703,367
	Other Assets in Excess of Liabilities—2.5%	1,311,300
	Net Assets—100.0%	$52,014,667

*                      Non-income producing security.

(a)              Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying consolidated notes to portfolio of investments.

(b)              See consolidated notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Consolidated Portfolio of Investments.

Notes to Consolidated Portfolio of Investments (unaudited)

March 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Notes to Consolidated Portfolio of Investments (unaudited) (continued)

March 31, 2013

	Level 1	Level 2	Level 3	Total
Building Materials	$—	$528,965	$—	$528,965
Chemicals	—	1,053,302	—	1,053,302
Commercial Banks	—	10,703,566	—	10,703,566
Commercial Services & Supplies	—	1,853,819	—	1,853,819
Diversified Telecommunication Services	—	3,837,586	—	3,837,586
Electric Utilities	303,491	—	—	303,491
Engineering & Construction	1,922,554	2,681,217	—	4,603,771
Food Products	—	1,405,849	—	1,405,849
Healthcare Providers & Services	—	2,121,714	—	2,121,714
Holding Companies-Diversified Operations	—	3,208,583	—	3,208,583
Home Builders	—	3,354,995	—	3,354,995
Lodging	—	1,596,082	—	1,596,082
Metal Fabricate/Hardware	—	357,255	—	357,255
Oil, Gas & Consumable Fuels	—	4,429,997	—	4,429,997
Real Estate	—	5,237,361	—	5,237,361
Retail	—	6,107,031	—	6,107,031
	$2,226,045	$48,477,322	$—	$50,703,367

The Fund held no Level 3 securities at March 31, 2013.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 due to the utilization of the fair value factors, described above. For the period ended March 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding during the period or as of March 31, 2013.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

(e) Security Transactions, Investment Income and Expenses:

Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(f) Distributions:

The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Notes to Consolidated Portfolio of Investments (unaudited) (concluded)

March 31, 2013

(g) Federal Income Taxes:

At March 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$40,967,621	$9,958,092	$(222,346)	$9,735,746

Item 2. Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             During February 2013, the Registrant enhanced internal controls related to the processing of Thai tax accrual adjustments that would impact the net asset value of the Fund by more than $0.005 per share.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
The Thai Capital Fund, Inc.

Date: May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
The Thai Capital Fund, Inc.

Date: May 21, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
The Thai Capital Fund, Inc.

Date: May 21, 2013